ADVANCED SERIES TRUST

AST International Value Portfolio

Supplement dated September 25, 2014 to the

Statement of Additional Information dated April 28, 2014

THE PRUDENTIAL SERIES FUND

SP International Value Portfolio

Supplement dated September 25, 2014 to the

Statement of Additional Information dated April 30, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Statement of Additional Information, dated April 28, 2014, and Prudential Series Fund (PSF) Statement of Additional Information, dated April 30, 2014, and should be retained for future reference. The AST International Value Portfolio (the AST Portfolio) and the SP International Value Portfolio (the PSF Portfolio) may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Prospectus.

A.	AST International Value Portfolio: Subadviser Change

The Board of Trustees of AST recently approved replacing Thornburg Investment Management, Inc. (Thornburg) with Lazard Asset Management LLC (Lazard) as a subadviser for a portion of the AST Portfolio. This change is expected to become effective on or about November 24, 2014. LSV Asset Management currently serves as a subadviser for the AST Portfolio and will continue to serve as a subadviser for the AST Portfolio after the subadviser change.

To reflect this change, AST’s Statement of Additional Information (the AST SAI) is revised as follows, effective on November 24, 2014:

         I.            All references to Thornburg are hereby deleted from the AST SAI.

       II.            The table in Part I of the AST SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by removing all references and information pertaining to Thornburg with respect to the AST Portfolio and substituting the following information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST International Value Portfolio	Lazard Asset Management LLC	0.35% of average daily net assets on first $300 million; 0.30% of average daily net assets over $300 million

Aggregation Notes to Subadviser Fee Rate Table:

Lazard Asset Management LLC (Lazard): For purposes of the subadvisory fee calculation, the assets managed by Lazard in the Portfolios are aggregated with assets in any other retail and insurance funds/portfolios that are subadvised by Lazard, managed by PI and/or ASTIS, and have substantially the same international investment strategy (i.e. the PSF SP International Value Portfolio, the Target International Equity Portfolio and Prudential International Value Fund).

III.	The table in Part I of the AST SAI entitled “Portfolio Managers: Other Accounts” is hereby revised by removing all references and information pertaining to Thornburg with respect to the AST Portfolio and substituting the following information set forth below:

Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Portfolio Securities
Lazard Asset Management LLC	Michael G. Fry	7/$5,420,600,000 1/$3,462,000.00	3/$301,400,000	171/$11,929,000,000 1/$101,800,000	None
	Michael A. Bennett	10/$10,541,700,000 1/$3,462,000.00	4/$711,600,000	219/$18,788,700,000 1/$101,800,000	None
	Kevin J. Matthews	7/$5,420,600,000 1/$3,462,000.00	3/$301,400,000	171/$11,929,000,000 1/$101,800,000	None
	Michael Powers	7/$5,420,600,000 1/$3,462,000.00	3/$301,400,000	171/$11,929,000,000 1/$101,800,000	None
	John R. Reinsberg	8/$7,060,100,000	4/$698,600,000	73/$12,789,300,000 1/$101,800,000	None
LSV Asset Management	Josef Lakonishok	32/$10,934,175,951	50/$15,326,379,675	399/$60,841,993,870	None
	Menno Vermeulen, CFA	32/$10,934,175,951	50/$15,326,379,675	399/$60,841,993,870	None
	Puneet Mansharamani, CFA	32/$10,934,175,951	50/$15,326,379,675	399/$60,841,993,870	None

IV.	In Part I of the AST SAI, in the section entitled “Portfolio Managers: Compensation & Conflicts Policies,” the existing discussion pertaining to Thornburg is hereby deleted, and the following new discussion pertaining to Lazard is hereby added to the section:

COMPENSATION. Lazard Asset Management LLC (Lazard) compensates key investment personnel by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

The quantitative compensation factors include:

•	Performance relative to benchmark
•	Performance relative to applicable peer group
•	Absolute return
•	Assets under management

The qualitative compensation factors include:

•	Leadership
•	Mentoring
•	Teamwork

Incentives

Lazard promotes an atmosphere that is conducive to the development of the investment professional’s skills and talents. Portfolio manager/analysts and research analysts are expected to continuously augment their skills and expertise. The firm actively supports external development efforts, including attendance of conferences and seminars that build upon their existing core of knowledge, coursework to develop incremental skills, as well as travel to meet with companies, competitors, suppliers, regulators, and related experts. With increased knowledge and skills the managers can take on higher levels of responsibilities and are recognized and rewarded accordingly. We believe that key professionals are likely to be attracted to and remain with the firm because Lazard’s compensation structure amply rewards professionals for good performance. Our people are our single most valuable resource and we dedicate significant energy to ensuring we attract, develop, and retain the best available talent to the benefit of our clients.

Long Term Incentives

Certain employees of Lazard are eligible to receive restricted stock units of Lazard Ltd. through the Lazard Ltd. Equity Incentive Plan, and restricted interests in shares of certain funds managed by Lazard and its affiliates, each subject to a multi-year vesting schedule and restrictive covenants. These incentive arrangements have broad participation of most professionals and represent an excellent opportunity for employees to share in the continued success of the firm, aligning their interest and performance even more closely with those of our clients.

CONFLICTS OF INTEREST. As an investment adviser, Lazard serves as a fiduciary to its clients. As such, Lazard is obligated to place its clients’ interests before its own. Due to the nature of the investment advisory business, conflicts of interests do arise. For example, conflicts may arise with regard to personal securities transactions, the use of clients’ commissions to obtain research and brokerage services, errors, trade allocations, performance fee accounts, and the use of solicitors.

In recognition of these potential conflicts of interest, Lazard has established written policies and procedures so that it can operate its business within applicable regulatory guidelines.

Please see Lazard Asset Management’s Form ADV Part 2A, which is available on the SEC website, for a more detailed description of Lazard’s business relationships.

       V.            In Part II of the AST SAI, in the section entitled “Proxy Voting”, the existing discussion pertaining to Thornburg is hereby deleted, and the following new discussion pertaining to Lazard is hereby added to the section:

LAZARD ASSET MANAGEMENT LLC

Proxy Voting Policies and Procedures

Policy:

As a fiduciary, Lazard Asset Management LLC (the "Investment Manager") is obligated to vote proxies in the best interests of its clients. The Investment Manager has adopted a written policy (the "Policy") that is designed to ensure that it satisfies its fiduciary obligation. The Investment Manager has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients' best interests, and within the framework of the Policy.

The Investment Manager manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies and other collective investment vehicles. Absent specific guidelines provided by a client, the Investment Manager's policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, the Investment Manager must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.

Procedures:

Administration and Implementation of Proxy Voting Process. The Investment Manager's proxy-voting process is administered by its Proxy Operations Department ("ProxyOps"), which reports to the Investment Manager's Chief Operating Officer. Oversight of the process is provided by the Investment Manager's Legal/Compliance Department and by a Proxy Committee consisting of senior officers of the Investment Manager. To assist it in its proxy-voting responsibilities, the Investment Manager currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. ("ISS"), one of the world's largest providers of proxy-voting services. ISS provides the Investment Manager with its independent analysis and recommendation regarding virtually every proxy proposal that the Investment Manager votes on behalf of its clients, with respect to both US and non-US securities.

The Investment Manager's Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the "Approved Guidelines"). These Approved Guidelines provide that the Investment Manager should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis. The Investment Manager believes that its portfolio managers and global research analysts with knowledge of the company ("Portfolio Management") are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management's recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee's final determination. The Manager of ProxyOps may also consult with the Investment Manager's Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.

Types of Proposals. Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company's name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. The Policy lists the Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time.

Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted, and an Approved Guideline will be adopted if appropriate.

Conflicts of Interest. The Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for the Investment Manager. Should the appearance of such a conflict exist, the Investment Manager will seek to alleviate the conflict by voting consistent with an Approved Guideline (to vote for or against), or, in situations where the Approved Guideline is to vote case-by-case, with the recommendation of an independent source, currently ISS. If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, the Investment Manager will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. If a third independent source is not available, the Investment Manager will follow the recommendation of ISS's Proxy Advisor Service.

B.	SP International Value Portfolio: Subadviser Change

The Board of Trustees of PSF recently approved replacing Thornburg with Lazard as a subadviser for a portion of the PSF Portfolio. This change is expected to become effective on or about November 24, 2014. LSV Asset Management currently serves as a subadviser for the PSF Portfolio and will continue to serve as a subadviser for the PSF Portfolio after the subadviser change.

To reflect this change, PSF’s Statement of Additional Information (the PSF SAI) is revised as follows, effective November 24, 2014:

         I.            All references to Thornburg are hereby deleted from the PSF SAI.

       II.            The table in Part I of the PSF SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by removing all references and information pertaining to Thornburg with respect to the PSF Portfolio and substituting the following information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
SP International Value Portfolio	Lazard Asset Management LLC	0.35% of average daily net assets on first $300 million; 0.30% of average daily net assets over $300 million

Aggregation Notes to Subadviser Fee Rate Table:

Lazard Asset Management LLC (Lazard): For purposes of the subadvisory fee calculation, the assets managed by Lazard in the Portfolios are aggregated with assets in any other retail and insurance funds/portfolios that are subadvised by Lazard, managed by PI and/or ASTIS, and have substantially the same international investment strategy (i.e. AST International Value Portfolio, the Target International Equity Portfolio and Prudential International Value Fund).

III.    The table in Part I of the PSF SAI entitled “Portfolio Managers: Other Accounts” is hereby revised by removing all references and information pertaining to Thornburg with respect to the PSF Portfolio and substituting the following information set forth below:

Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Portfolio Securities
Lazard Asset Management LLC	Michael G. Fry	7 /$ 5,420,605,869 1/ $ 3,461,954,185	3/$301,378,163	171/ $11,928,965,129 1/ $ 101,839,160	None
	Michael A. Bennett	10/$10,541,704,842 1/$3,461,954,185	4/$711,605,312	219/$18,788,661,702 1/$101,839,160	None
	Kevin J. Matthews	7 /$ 5,420,605,869 1/ $ 3,461,954,185	3/$301,378,163	171/ $11,928,965,129 1/ $ 101,839,160	None
	Michael Powers	7 /$ 5,420,605,869 1/ $ 3,461,954,185	3/$301,378,163	171/ $11,928,965,129 1/ $ 101,839,160	None
	John R. Reinsberg	8/$7,060,058,282	4/$698,615,081	73/$12,789,337,676 1/$101,839,160	None
LSV Asset Management	Josef Lakonishok	32/$12,338,979,697	50/$15,326,379,675	399/$60,841,993,870	None
	Menno Vermeulen, CFA	32/$12,338,979,697	50/$15,326,379,675	399/$60,841,993,870	None
	Puneet Mansharamani, CFA	32/$12,338,979,697	50/$15,326,379,675	399/$60,841,993,870	None

IV.       In Part I of the PSF SAI, in the section entitled “Additional Information about the Portfolio Managers: Compensation & Conflicts Policies,” the existing discussion pertaining to Thornburg is hereby deleted, and the following new discussion pertaining to Lazard is hereby added to the section:

COMPENSATION. Lazard Asset Management LLC (Lazard) compensates key investment personnel by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

The quantitative compensation factors include:

•	Performance relative to benchmark
•	Performance relative to applicable peer group
•	Absolute return
•	Assets under management

The qualitative compensation factors include:

•	Leadership
•	Mentoring
•	Teamwork

Incentives

Lazard promotes an atmosphere that is conducive to the development of the investment professional’s skills and talents. Portfolio manager/analysts and research analysts are expected to continuously augment their skills and expertise. The firm actively supports external development efforts, including attendance of conferences and seminars that build upon their existing core of knowledge, coursework to develop incremental skills, as well as travel to meet with companies, competitors, suppliers, regulators, and related experts. With increased knowledge and skills the managers can take on higher levels of responsibilities and are recognized and rewarded accordingly. We believe that key professionals are likely to be attracted to and remain with the firm because Lazard’s compensation structure amply rewards professionals for good performance. Our people are our single most valuable resource and we dedicate significant energy to ensuring we attract, develop, and retain the best available talent to the benefit of our clients.

Long Term Incentives

Certain employees of Lazard are eligible to receive restricted stock units of Lazard Ltd. through the Lazard Ltd. Equity Incentive Plan, and restricted interests in shares of certain funds managed by Lazard and its affiliates, each subject to a multi-year vesting schedule and restrictive covenants. These incentive arrangements have broad participation of most professionals and represent an excellent opportunity for employees to share in the continued success of the firm, aligning their interest and performance even more closely with those of our clients.

CONFLICTS OF INTEREST. As an investment adviser, Lazard serves as a fiduciary to its clients. As such, Lazard is obligated to place its clients’ interests before its own. Due to the nature of the investment advisory business, conflicts of interests do arise. For example, conflicts may arise with regard to personal securities transactions, the use of clients’ commissions to obtain research and brokerage services, errors, trade allocations, performance fee accounts, and the use of solicitors.

In recognition of these potential conflicts of interest, Lazard has established written policies and procedures so that it can operate its business within applicable regulatory guidelines.

Please see Lazard Asset Management’s Form ADV Part 2A, which is available on the SEC website, for a more detailed description of Lazard’s business relationships.

       V.            In Part II of the PSF SAI, in the section entitled “Proxy Voting”, the existing discussion pertaining to Thornburg is hereby deleted, and the following new discussion pertaining to Lazard is hereby added to the section:

LAZARD ASSET MANAGEMENT LLC

Proxy Voting Policies and Procedures

Policy:

As a fiduciary, Lazard Asset Management LLC (the "Investment Manager") is obligated to vote proxies in the best interests of its clients. The Investment Manager has adopted a written policy (the "Policy") that is designed to ensure that it satisfies its fiduciary obligation. The Investment Manager has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients' best interests, and within the framework of the Policy.

The Investment Manager manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies and other collective investment vehicles. Absent specific guidelines provided by a client, the Investment Manager's policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, the Investment Manager must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.

Procedures:

Administration and Implementation of Proxy Voting Process. The Investment Manager's proxy-voting process is administered by its Proxy Operations Department ("ProxyOps"), which reports to the Investment Manager's Chief Operating Officer. Oversight of the process is provided by the Investment Manager's Legal/Compliance Department and by a Proxy Committee consisting of senior officers of the Investment Manager. To assist it in its proxy-voting responsibilities, the Investment Manager currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. ("ISS"), one of the world's largest providers of proxy-voting services. ISS provides the Investment Manager with its independent analysis and recommendation regarding virtually every proxy proposal that the Investment Manager votes on behalf of its clients, with respect to both US and non-US securities.

The Investment Manager's Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the "Approved Guidelines"). These Approved Guidelines provide that the Investment Manager should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis. The Investment Manager believes that its portfolio managers and global research analysts with knowledge of the company ("Portfolio Management") are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management's recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee's final determination. The Manager of ProxyOps may also consult with the Investment Manager's Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.

Types of Proposals. Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company's name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. The Policy lists the Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time. Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted, and an Approved Guideline will be adopted if appropriate.

Conflicts of Interest. The Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for the Investment Manager. Should the appearance of such a conflict exist, the Investment Manager will seek to alleviate the conflict by voting consistent with an Approved Guideline (to vote for or against), or, in situations where the Approved Guideline is to vote case-by-case, with the recommendation of an independent source, currently ISS. If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, the Investment Manager will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. If a third independent source is not available, the Investment Manager will follow the recommendation of ISS's Proxy Advisor Service.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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